Segment Information - Geographic Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 236,114	$ 7,527	$ 229,968	$ 223,199
Taiwan,ROC[Member]
Disclosure Of Geographical Areas [Line Items]
Revenues	226,132		220,398	215,265
Overseas [Member]
Disclosure Of Geographical Areas [Line Items]
Revenues	$ 9,982		$ 9,570	$ 7,934